SUMMARY OF CRITICAL ACCOUNTING POLICIES AND USE OF ESTIMATES (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares underlying, outstanding	62,310,530	28,527,591	63,395,807	28,853,362
Convertible Notes Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares underlying, outstanding	0	272,514	0	270,339
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares underlying, outstanding	12,354,167	0	12,354,167	0
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares underlying, outstanding	40,898,168	19,401,382	42,277,445	19,897,928
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares underlying, outstanding	9,058,195	8,853,695	8,764,195	8,685,095